NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Worldwide Leaders Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated September 14, 2010
to the Prospectus dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

           NVIT Growth Fund

1.    At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on September 14, 2010, the Board approved the termination of Aberdeen Asset Management Inc. as subadviser to the NVIT Growth Fund (the “Fund”), to be replaced by American Century Investment Management, Inc. (“American Century”).  The Board also approved certain changes to the Fund’s principal investment strategies.  Specifically, where the current subadviser manages a portion of the Fund’s portfolio using quantitative techniques, American Century will not. In addition, the Fund will invest in foreign securities as part of its principal investment strategy.  Both the addition of American Century and the changes to the Fund’s principal investment strategies are anticipated to take effect on or about October 18, 2010, or as soon thereafter as is reasonably practicable (the “Effective Date”).

2.    American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and was formed in 1958.

3.    As of the Effective Date, the Fund’s principal investment strategies will be as follows:

The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. In implementing this strategy, the subadviser makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts.  The subadviser manages the Fund based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The subadviser uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet its investment criteria.  Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement.  Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business.  These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.  Although the subadviser intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies.

The Fund generally considers selling a security when it reaches a target price, its issuer’s business quality or fundamentals appear to the subadviser to be deteriorating, or when other opportunities appear more attractive.  The Fund may engage in active and frequent trading of portfolio securities.

4.    In addition to the Fund’s principal risks that currently appear in the Prospectus, the Fund will be subject to foreign securities risk as of the Effective Date.  Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

5.    Shareholders of the Fund will receive an Information Statement shortly after the Effective Date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about American Century.

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NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Worldwide Leaders Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated September 14, 2010
to the Prospectus dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Nationwide Fund

1.    At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on September 14, 2010, the Board approved the addition of Diamond Hill Capital Management, Inc. (“Diamond Hill”) to subadvise a portion of the NVIT Nationwide Fund (the “Fund”), alongside Aberdeen Asset Management, Inc., the sole current subadviser.  The Board also approved certain changes to the Fund’s principal investment strategies.  Specifically, where the Fund currently is composed of two portions:  a fundamentally managed portion and a quantitatively managed portion, the use of a distinct quantitative strategy in pursuing the Fund’s objective will be eliminated.  Both the addition of Diamond Hill and the changes to the Fund’s principal investment strategies are anticipated to take effect on or about October 18, 2010, or as soon thereafter as is reasonably practicable (the “Effective Date”).

2.    Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215. Diamond Hill has been a registered investment adviser, currently providing advisory services to individuals, pension and profit sharing plans, trust, corporations and other institutions since June 2, 1998.

3.    As of the Effective Date, the Fund’s principal investment strategies will be as follows:

The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. The Fund’s current subadvisers both employ bottom-up approaches (i.e., based on the characteristics of individual companies, rather than broad economic trends) to construct a diversified portfolio, although each subadviser uses its own unique processes or style. For example, as of the date of this Prospectus, one subadviser evaluates companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value. The other subadviser uses a two-step security selection process to find intrinsic value regardless of overall market conditions, combining fundamental research with valuation techniques. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

The Fund generally considers selling a security when it reaches a target price, its issuer’s business quality or fundamentals appear to the subadviser to be deteriorating, its issuer is engaged in corporate activity, or when other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.

4.    In addition to the Fund’s principal risks that currently appear in the Prospectus, the Fund will be subject to multi-manager risk as of the Effective Date.  While NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser. It is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

5.    Shareholders of the Fund will receive an Information Statement shortly after the Effective Date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about Diamond Hill.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE